Consolidated Statement of Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($) $ / shares	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($) $ / shares	Dec. 31, 2015 COP ($) $ / shares
Interest income
Loan portfolio	$ 17,899,967	$ 5,998.6	$ 16,665,516	$ 13,004,102
Investments in debt securities	841,866	282.1	881,454	1,071,496
Total interest income	18,741,833	6,280.7	17,546,970	14,075,598
Interest expense
Checking accounts	309,333	103.7	258,925	183,218
Savings accounts	1,978,986	663.2	2,139,841	1,426,187
Time deposits	3,560,478	1,193.2	3,413,489	2,222,836
Interest expense on deposits from customers	5,848,797	1,960.1	5,812,255	3,832,241
Financial obligations
Interbank borrowings and overnight funds	287,361	96.3	570,184	340,594
Borrowings from banks and others	770,015	258.0	575,710	413,809
Bonds issued	1,162,203	389.5	1,278,253	1,041,105
Borrowing from development entities	159,323	53.4	156,003	123,710
Interest expense on other financial liabilities	2,378,902	797.2	2,580,150	1,919,218
Total interest expense	8,227,699	2,757.3	8,392,405	5,751,459
Net interest income	10,514,134	3,523.4	9,154,565	8,324,139
Impairment losses
Loan and other accounts receivable	4,119,334	1,380.5	3,004,184	2,127,750
Other assets	174,255	58.4	47,536	25,950
Other financial assets	142	0.0	70,411	6,223
Recovery of charged-off financial assets	(264,582)	(88.7)	(290,444)	(219,679)
Net impairment loss	4,029,149	1,350.2	2,831,687	1,940,244
Net interest income, after impairment losses	6,484,985	2,173.2	6,322,878	6,383,895
Commissions
Commission and fee income	5,202,125	1,743.3	4,879,187	4,284,233
Commission and fee expense	(623,114)	(208.8)	(619,528)	(621,946)
Net commission and fee income	4,579,011	1,534.5	4,259,659	3,662,287
Net trading income	561,362	188.1	724,698	245,199
Net income from other financial instruments designated at fair value through profit or loss	209,937	70.4	180,982	153,094
Other income	1,908,768	639.7	2,605,401	2,389,296
Other expense	8,828,836	2,958.7	8,519,773	7,609,115
Net income before tax expense	4,915,227	1,647.2	5,573,845	5,224,656
Income tax expense	1,752,794	587.4	2,056,909	1,878,970
Net income for the year	3,162,433	1,059.8	3,516,936	3,345,686
Net income for the year attributable to:
Owners of the parent	1,962,414	657.6	2,139,866	2,041,364
Non-controlling interest	1,200,019	402.2	1,377,070	1,304,322
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,162,433	$ 1,059.8	$ 3,516,936	$ 3,345,686
Net income of the owners of the parent per share (in Colombia pesos, see note 25)	$ 88.076		$ 96.040	$ 91.619

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.